American Funds Global Insight FundSM
Investment portfolio
July 31, 2021
unaudited
Common stocks 91.37% Information technology 20.52%	Shares	Value (000)
ASML Holding NV	256,620	$194,522
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,524,553	177,824
Microsoft Corp.	541,425	154,257
Broadcom, Inc.	312,629	151,750
Visa, Inc., Class A	545,316	134,360
Apple, Inc.	879,519	128,287
Fidelity National Information Services, Inc.	560,514	83,545
KLA Corp.	223,119	77,681
Keyence Corp.	138,860	76,882
SAP SE	531,186	76,144
GoDaddy Inc., Class A1	787,099	65,998
Intel Corp.	934,741	50,214
Hamamatsu Photonics KK	662,500	36,656
Trimble, Inc.[1]	419,279	35,848
VeriSign, Inc.[1]	164,848	35,668
Adobe, Inc.[1]	52,917	32,895
Euronet Worldwide, Inc.[1]	188,453	26,915
Kulicke and Soffa Industries, Inc.	486,455	26,444
EVERTEC, Inc.	454,173	19,847
Texas Instruments, Inc.	103,089	19,651
Jack Henry & Associates, Inc.	98,719	17,186
Cree, Inc.[1]	174,115	16,151
Lam Research Corp.	23,667	15,086
ServiceNow, Inc.[1]	24,862	14,616
Mastercard, Inc., Class A	35,149	13,565
Tokyo Electron, Ltd.	31,100	12,734
OBIC Co., Ltd.	69,600	12,194
NetApp, Inc.	117,528	9,354
Dye & Durham, Ltd.	223,612	8,454
Global Payments, Inc.	36,066	6,976
		1,731,704
Financials 13.65%
AIA Group, Ltd.	11,120,600	133,227
JPMorgan Chase & Co.	610,707	92,693
Aon PLC, Class A	322,415	83,838
Intercontinental Exchange, Inc.	577,926	69,253
Moody’s Corp.	183,850	69,128
London Stock Exchange Group PLC	606,497	63,143
Discover Financial Services	503,671	62,616
Citizens Financial Group, Inc.	1,398,024	58,941
DNB Bank ASA[1]	2,695,712	55,243
UBS Group AG	2,923,705	48,220
Marsh & McLennan Companies, Inc.	314,877	46,356
DBS Group Holdings, Ltd.	2,040,196	45,790
Intesa Sanpaolo SpA	16,249,136	44,941
First Republic Bank	204,650	39,911
American Funds Global Insight Fund — Page 1 of 7

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
MSCI, Inc.	57,778	$34,433
S&P Global, Inc.	78,884	33,819
Banco Bilbao Vizcaya Argentaria, SA	4,200,938	26,965
State Street Corp.	293,056	25,537
CME Group, Inc., Class A	99,335	21,072
BNP Paribas SA	317,704	19,390
Truist Financial Corp.	309,391	16,840
Western Alliance Bancorporation	168,079	15,601
Nasdaq, Inc.	77,805	14,529
Hong Kong Exchanges and Clearing, Ltd.	220,100	14,048
HDFC Bank, Ltd. (ADR)	198,806	14,030
Chubb, Ltd.	16,270	2,745
		1,152,309
Health care 11.69%
Novo Nordisk A/S, Class B	1,352,330	125,076
UnitedHealth Group, Inc.	288,991	119,128
AstraZeneca PLC	1,020,657	117,299
Abbott Laboratories	686,003	82,993
Koninklijke Philips NV (EUR denominated)	951,432	43,893
Koninklijke Philips NV	410,579	18,903
Seagen, Inc.[1]	402,436	61,730
Danaher Corp.	192,683	57,321
Eli Lilly and Company	191,686	46,676
Genmab A/S1	93,230	42,147
Gilead Sciences, Inc.	585,869	40,009
Grifols, SA, Class A, non-registered shares	1,133,489	28,828
Grifols, SA, Class B (ADR)	715,968	10,890
Edwards Lifesciences Corp.[1]	308,153	34,596
BeiGene, Ltd. (ADR)[1]	95,737	30,309
Zimmer Biomet Holdings, Inc.	162,309	26,525
Johnson & Johnson	143,513	24,713
Anthem, Inc.	50,323	19,324
Merck & Co., Inc.	201,291	15,473
Vertex Pharmaceuticals, Inc.[1]	46,016	9,276
Straumann Holding AG	4,730	8,772
Baxter International, Inc.	111,828	8,650
Shionogi & Co., Ltd.	148,600	7,791
Cigna Corp.	26,327	6,042
Organon & Co.[1]	10,400	302
		986,666
Consumer discretionary 11.19%
Kering SA	131,587	118,039
Industria de Diseño Textil, SA	2,813,085	95,405
Hilton Worldwide Holdings, Inc.[1]	631,050	82,952
Cie. Financière Richemont SA, Class A	614,220	78,655
EssilorLuxottica	413,487	78,068
B&M European Value Retail SA	7,763,546	59,676
Royal Caribbean Cruises, Ltd.[1]	767,151	58,971
adidas AG	158,089	57,404
Amazon.com, Inc.[1]	15,556	51,764
Hermès International	24,354	37,239
Dollar General Corp.	136,552	31,767
LVMH Moët Hennessy-Louis Vuitton SE	39,383	31,483
American Funds Global Insight Fund — Page 2 of 7

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Flutter Entertainment PLC[1]	184,329	$31,465
Newell Brands, Inc.	931,907	23,065
VF Corp.	259,690	20,827
Lowe’s Companies, Inc.	106,471	20,516
NIKE, Inc., Class B	77,703	13,016
YUM! Brands, Inc.	93,010	12,221
TJX Companies, Inc.	167,890	11,553
Nitori Holdings Co., Ltd.	60,900	11,549
Alibaba Group Holding, Ltd. (ADR)[1]	49,366	9,636
Las Vegas Sands Corp.[1]	208,519	8,831
		944,102
Industrials 9.40%
Safran SA	834,062	109,131
ABB, Ltd.	2,437,747	89,157
Honeywell International, Inc.	315,004	73,645
AMETEK, Inc.	419,363	58,312
Northrop Grumman Corp.	148,481	53,902
SMC Corp.	85,000	50,207
Airbus SE, non-registered shares[1]	362,640	49,772
Ryanair Holdings PLC (ADR)[1]	434,285	47,354
Norfolk Southern Corp.	162,821	41,980
Carrier Global Corp.	689,334	38,086
CSX Corp.	860,016	27,796
HEICO Corp., Class A	142,523	17,286
HEICO Corp.	62,748	8,487
Epiroc AB, Class A	987,300	23,053
DSV Panalpina A/S	92,391	22,512
Jardine Matheson Holdings, Ltd.	293,500	17,446
BWX Technologies, Inc.	294,361	16,905
DKSH Holding AG	151,538	12,814
TransDigm Group, Inc.[1]	17,945	11,504
RELX PLC	389,659	11,450
Komatsu, Ltd.	402,200	10,372
MTU Aero Engines AG	10,177	2,549
		793,720
Consumer staples 7.96%
Carlsberg A/S, Class B	509,173	94,145
Philip Morris International, Inc.	860,924	86,170
Nestlé SA	616,559	78,138
Danone SA	1,042,434	76,743
L’Oréal SA, non-registered shares	148,660	68,053
Anheuser-Busch InBev SA/NV	945,311	59,881
British American Tobacco PLC	1,392,690	51,890
Reckitt Benckiser Group PLC	558,066	42,843
Costco Wholesale Corp.	90,735	38,991
Diageo PLC	564,041	27,993
Shiseido Company, Ltd.	352,400	23,404
Unilever PLC (GBP denominated)	401,507	23,166
		671,417
American Funds Global Insight Fund — Page 3 of 7

unaudited
Common stocks (continued) Communication services 7.25%	Shares	Value (000)
Alphabet, Inc., Class C1	21,018	$56,842
Alphabet, Inc., Class A1	20,472	55,162
Comcast Corp., Class A	1,560,342	91,795
Activision Blizzard, Inc.	952,801	79,673
Tencent Holdings, Ltd.	1,138,200	70,157
América Móvil, SAB de CV, Series L (ADR)	3,523,061	58,659
Facebook, Inc., Class A1	136,849	48,759
Koninklijke KPN NV2	13,224,746	43,424
Charter Communications, Inc., Class A1	52,949	39,397
Netflix, Inc.[1]	46,944	24,297
Electronic Arts, Inc.	161,530	23,254
Cable One, Inc.	9,873	18,640
China Tower Corp., Ltd., Class H	12,842,000	1,702
		611,761
Materials 3.33%
Vale SA, ordinary nominative shares (ADR)	4,103,322	86,252
Shin-Etsu Chemical Co., Ltd.	350,500	56,710
Asahi Kasei Corp.	4,769,900	51,610
Rio Tinto PLC	272,926	23,145
Air Liquide SA, non-registered shares	119,427	20,766
Givaudan SA	3,997	19,953
Air Products and Chemicals, Inc.	61,505	17,900
Barrick Gold Corp.	212,553	4,627
		280,963
Utilities 2.44%
Enel SpA	8,562,350	79,022
Engie SA	4,032,199	53,821
AES Corp.	1,216,164	28,823
Exelon Corp.	438,280	20,512
Sempra Energy	87,111	11,381
Iberdrola, SA, non-registered shares	851,805	10,266
Ørsted AS	11,651	1,730
		205,555
Energy 2.38%
Chevron Corp.	650,206	66,198
TC Energy Corp. (CAD denominated)	878,068	42,805
TotalEnergies SE	864,708	37,645
EOG Resources, Inc.	409,307	29,822
ConocoPhillips	436,844	24,490
		200,960
Real estate 1.56%
Equinix, Inc. REIT	41,031	33,662
Link Real Estate Investment Trust REIT	3,317,779	31,721
Crown Castle International Corp. REIT	148,155	28,607
American Tower Corp. REIT	72,722	20,566
Altus Group, Ltd.	370,000	17,415
		131,971
Total common stocks (cost: $7,011,715,000)		7,711,128
American Funds Global Insight Fund — Page 4 of 7

unaudited
Preferred securities 0.89% Information technology 0.66%	Shares	Value (000)
Samsung Electronics Co., Ltd., preferred shares (GDR)	35,213	$55,425
Health care 0.23%
Sartorius AG, nonvoting non-registered preferred shares	31,982	19,341
Total preferred securities (cost: $71,525,000)		74,766
Rights & warrants 0.00% Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[1]	182,846	133
Total rights & warrants (cost: $0)		133
Short-term securities 7.95% Money market investments 7.49%
Capital Group Central Cash Fund 0.05%[3,4]	6,322,151	632,279
Money market investments purchased with collateral from securities on loan 0.46%
Capital Group Central Cash Fund 0.05%[3,4,5]	227,168	22,719
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[3,5]	14,007,855	14,008
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[3,5]	2,376,375	2,376
		39,103
Total short-term securities (cost: $671,349,000)		671,382
Total investment securities 100.21% (cost: $7,754,589,000)		8,457,409
Other assets less liabilities (0.21)%		(17,755)
Net assets 100.00%		$8,439,654
Investments in affiliates4

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)
Short-term securities 7.76%
Money market investments 7.49%
Capital Group Central Cash Fund 0.05%[3]	$41,437	$6,809,695	$6,218,878	$—[6]	$25	$632,279	$134
Money market investments purchased with collateral from securities on loan 0.27%
Capital Group Central Cash Fund 0.05%[3,5]	—	22,719[7]				22,719	—[8]
Total short-term securities						654,998
Total 7.76%				$—[6]	$25	$654,998	$134
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $41,354,000, which represented .49% of the net assets of the fund.
[3]	Rate represents the seven-day yield at 7/31/2021.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Amount less than one thousand.
[7]	Represents net activity.
[8]	Dividend income is included with securities lending income and is not shown in this table.
American Funds Global Insight Fund — Page 5 of 7

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews
American Funds Global Insight Fund — Page 6 of 7

unaudited
changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2021, all of the fund’s investments were classified as Level 1.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-122-0921O-S85304	American Funds Global Insight Fund — Page 7 of 7